Loans Receivable (Primary Segments of the Allowance for Loan Losses) (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Financing Receivable, Allowance for Credit Losses [Line Items]
ALLL Balance	$ 967	$ 1,200	$ 1,114
Collectively Evaluated for Impairment	919	821
Individually Evaluated for Impairment	48	379
Real Estate: [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
ALLL Balance	801	738	689
Collectively Evaluated for Impairment	753	408
Individually Evaluated for Impairment	48	330
One-to-four-family [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
ALLL Balance	625	583	610
Collectively Evaluated for Impairment	584	253
Individually Evaluated for Impairment	41	330
Multi-family [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
ALLL Balance	35	29	9
Collectively Evaluated for Impairment	35	29
Non-residential [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
ALLL Balance	67	92
Collectively Evaluated for Impairment	67	92
Construction [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
ALLL Balance	3	3	22
Collectively Evaluated for Impairment	3	3
Home equity and second mortgages [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
ALLL Balance	71	31	48
Collectively Evaluated for Impairment	64	31
Individually Evaluated for Impairment	7
Commercial [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
ALLL Balance	164	459	410
Collectively Evaluated for Impairment	164	410
Individually Evaluated for Impairment		49
Consumer [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
ALLL Balance	2	3	15
Collectively Evaluated for Impairment	$ 2	$ 3